Concentrations Disclosure (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues from three customers
Concentration percentage	100.00%
Revenues from seven customers
Concentration percentage		100.00%
Accounts receivable with three customers
Concentration percentage	100.00%	100.00%